Share-based Awards - Summary of Restricted Shares Activity (Details) - Restricted Shares	6 Months Ended
Jun. 30, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, Beginning balance
Granted	6,021,500
Outstanding, Ending balance	6,021,500